RESTATEMENT (Tables)	6 Months Ended
Jun. 30, 2023
Accounting Changes and Error Corrections [Abstract]
SCHEDULE OF FINANCIAL STATEMENTS

SCRIPPS SAFE, INC

CONSOLIDATED BALANCE SHEETS

	June 30, 2023
ASSETS	As Previously Reported	Restatement Impacts	As Restated
Current assets:
Cash and cash equivalents	$16,134	$-	$16,134
Accounts receivable, net	110,876	-	110,876
Other current assets	14,000	-	14,000
Total current assets	141,010	-	141,010

NON-CURRENT ASSETS:
Right-of-use lease asset	97,435	-	97,435
Property, plant and equipment, net	6,079	-	6,079
Other assets	28,000	-	28,000
Total non-current assets	131,514	-	131,514

Total assets	$272,524	$-	$272,524

LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current liabilities:
Accounts payable and accrued liabilities	$88,475	$-	$88,475
Lease liability - Current	23,203	-	23,203
Notes payable	170,000	-	170,000
Line of credit	39,191	-	39,191
Total current liabilities	320,869	-	320,869

Non-current liabilities:
Lease liability	76,151	-	76,151
Government grant	445,400	-	445,400
Notes payable, net of discount $0 and $5,694, respectively	-	-	-
Total non-current liabilities	521,551	-	521,551

Total liabilities	842,420	-	842,420

Stockholders’ deficit:
Common stock, par value $.01; 15,000,000 shares authorized; 9,485,000 shares and 15,000,000 shares issued and outstanding as of June 30, 2023 and December 31, 2022, respectively	94,850	-	94,850
Subscription receivables	(25,000)	-	(25,000)
Additional paid-in capital	4,617,448	361,724	4,979,172
Accumulated deficit	(5,257,194)	(361,724)	(5,618,918)
Total stockholders’ deficit	(569,896)	-	(569,896)

Total liabilities and stockholders’ deficit	$272,524	$-	$272,524

SCRIPPS SAFE, INC

CONSOLIDATED CONDENSED STATEMENTS OF OPERATIONS

	For the three months ended June 30, 2023
	As Previously Reported	Restatement Impacts	As Restated

Sales	$170,551	$-	$170,551
Total revenue	170,551	-	170,551
Cost of revenue	(134,261)	-	(134,261)
Gross profit	36,290	-	36,290

Operating expenses:

Depreciation	606	-	606
Selling, general and administrative	988,073	361,724	1,349,797
Total operating expenses	988,679	361,724	1,350,403

Income (loss) from operations	(952,389)	(361,724)	(1,314,113)

Other income (expenses):
Other income	690	-	690
Charitable Donation	-	-	-
Interest expense	(23,118)	-	(23,118)
Amortization of debt discount	-	-	-
Total other (expenses)	(22,428)	-	(22,428)

Income (loss) from operations before income taxes	(974,817)	(361,724)	(1,336,541)

Provision for income taxes	-	-	-

Net Income/(loss)	(974,817)	(361,724)	(1,336,541)

Basic net income(loss) per common share	(0.15)	-	(0.15)

Weighted average number of common shares outstanding - Basic	9,116,401	-	9,116,401

Diluted net income(loss) per common share	(0.15)	-	(0.15)

Weighted average number of common shares outstanding - Diluted	9,116,401	-	9,116,401

	For the six months ended June 30, 2023
	As Previously Reported	Restatement Impacts	As Restated

Sales	$241,829	$-	$241,829
Total revenue	241,829	-	241,829
Cost of revenue	(188,285)	-	(188,285)
Gross profit	53,544	-	53,544

Operating expenses:

Depreciation	1,101	-	1,101
Selling, general and administrative	4,477,811	361,724	4,839,535
Total operating expenses	4,478,912	361,724	4,840,636

Income (loss) from operations	(4,425,368)	(361,724)	(4,787,092)

Other income (expenses):
Other income	799	-	799
Charitable Donation	(80,000)	-	(80,000)
Interest expense	(42,175)	-	(42,175)
Amortization of debt discount	(5,694)	-	(5,694)
Total other (expenses)	(127,070)	-	(127,070)

Income (loss) from operations before income taxes	(4,552,438)	(361,724)	(4,914,162)

Provision for income taxes	-	-	-

Net Income/(loss)	(4,552,438)	(361,724)	(4,914,162)

Basic net income(loss) per common share	(0.56)	-	(0.56)

Weighted average number of common shares outstanding - Basic	8,748,301	-	8,748,301

Diluted net income(loss) per common share	(0.56)	-	(0.56)

Weighted average number of common shares outstanding - Diluted	8,748,301	-	8,748,301

SCRIPPS SAFE, INC

 CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS’ DEFICIT

	Common Share
	Shares	Amount	Subscription Receivables	Additional Paid- in Capital	Accumulated Deficit	Total Stockholders’ Deficit
Balance as of June 30, 2023 (As Previously Reported)
Balance, March 31, 2023	9,062,500	$90,625	$(75,000)	$3,791,673	$(4,282,366)	$(475,068)
Shareholders’ distribution	-	-	-	-	(11)	(11)
Stock compensation	370,000	3,700	-	736,300	-	740,000
Stock issuance for cash	52,500	525	50,000	89,475	-	140,000
Net Loss	-	-	-	-	(974,817)	(974,817)
Balance, June 30, 2023	9,485,000	$94,850	$(25,000)	$4,617,448	$(5,257,194)	$(569,896)

Balance as of June 30, 2023 (As Restated)
Balance, March 31, 2023	9,062,500	$90,625	$(75,000)	$3,791,673	$(4,282,366)	$(475,068)
Shareholders’ distribution	-	-	-	-	(11)	(11)
Stock compensation	370,000	3,700	-	736,300	-	740,000
Stock issuance for cash	52,500	525	50,000	89,475	-	140,000
Issuance of warrants	-	-	-	361,724	-	361,724
Net Loss	-	-	-	-	(1,336,541)	(1,336,541)
Balance, June 30, 2023	9,485,000	$94,850	$(25,000)	$4,979,172	$(5,618,918)	$(569,896)

CONSOLIDATED BALANCE SHEETS

CONSOLIDATED STATEMENT OF CASHFLOWS

	For the six months ended June 30, 2023
	As Previously Reported	Restatement Impacts	As Restated
Cash flows from operating activities:
Net income (loss)	$(4,552,438)	$(361,724)	$(4,914,162)
Adjustments to reconcile net loss to net cash provided by operating activities:			-
Stock compensation	4,120,000	-	4,120,000
Stock charitable donation	80,000	-	80,000
Issuance of warrants	-	361,724	361,724
Depreciation	1,101	-	1,101
Amortization of debt discount	5,694	-	5,694
Changes in operating assets and liabilities:			-
Accounts receivable	(77,392)	-	(77,392)
Right-of-use asset	11,428	-	11,428
Other current assets	7,086	-	7,086
Other asset	(25,000)	-	(25,000)
Accounts payable and accrued liabilities	(41,702)	-	(41,702)
Deferred revenue	17,506	-	17,506
Right-of-use liabilities	(10,784)	-	(10,784)

Net cash used in operating activities	(464,501)	-	(464,501)

Cash flows from investing activities:
Purchase of fixed assets	(1,900)	-	(1,900)

Net cash used in investing activities	(1,900)	-	(1,900)

Cash flows from financing activities:
Proceeds from SBA EIDL loan	-	-	-
Repayments of line of credit	(7,654)	-	(7,654)
Stock issuance for cash	480,000	-	480,000
Owner Investment	-	-	-
Borrowings in debt	-	-	-
Principal payments on debt	-	-	-
Shareholders’ distributions	(140)	-	(140)

Net cash provided by financing activities	472,206	-	472,206

Net change in cash	5,805	-	5,805

Cash and cash equivalents, beginning of period	10,329	-	10,329

Cash and cash equivalents, end of period	$16,134	$-	$16,134

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	$-	$-	$-
Cash paid for taxes	$-	$-	$-

SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Debt discount related to loans payable	$-	$-	$-
Loan forgiveness and reclassified to NCI	$-	$-	$-

NON-CASH ACTIVITIES
Reclassification of long-term loan to short term loan	$170,000	$-	$170,000
Cancellation of common stocks - related party	$78,800	$-	$78,800
Stock issued for subscription receivable	$25,000	$-	$25,000